Segmental analysis - Goodwill (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Analysis of goodwill
Goodwill at beginning of the year	£ 5,558
Acquisitions	48
Goodwill at end of the year	5,606
UK Personal Banking
Analysis of goodwill
Goodwill at beginning of the year	2,651
Acquisitions	48
Inter segment transfers	(9)
Goodwill at end of the year	2,690
Commercial and Private Banking (CPB)
Analysis of goodwill
Goodwill at beginning of the year	2,607
Inter segment transfers	9
Goodwill at end of the year	2,616
RBS International
Analysis of goodwill
Goodwill at beginning of the year	300
Goodwill at end of the year	£ 300